UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham              Lincoln, MA            August 5, 2010
     ---------------------          -------------         -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total:  $   165,037
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------  --------------  ---------  --------  -------------------  ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-------------------------------  --------------  ---------  --------  -------  ----  ----  ----------  --------  ----  ------  -----
ALTRIA GROUP, INC. CMN           COM             02209S103   1,166      58,200  SH          Sole                  58,200
APPLE INC COM                    COM             037833100     209         830  SH          Sole                     830
AT&T INC COM                     COM             00206R102   3,029     125,198  SH          Sole                 125,198
Bank of America Corp.            COM             060505104   1,708     118,856  SH          Sole                 118,856
Berkshire Hathaway Inc-CL B      CL B NEW        084670702     239       3,000  SH          Sole                   3,000
Berkshire Hathaway Inc - CL A    CL A            084670108   4,560          38  SH          Sole                      38
BLACKROCK REAL ASSET EQUITY TR   COM             09254B109   1,758     155,585  SH          Sole                 155,585
BRISTOL-MYERS SQUIBB COMPANY C   COM             110122108   1,394      55,900  SH          Sole                  55,900
Callidus Software, Inc.          COM             13123E500     391     120,000  SH          Sole                 120,000
CHEVRON CORPORATION CMN          COM             166764100     266       3,920  SH          Sole                   3,920
DELL INC CMN                     COM             24702R101     341      28,250  SH          Sole                  28,250
DUKE ENERGY CORPORATION CMN      COM             26441C105   1,056      66,000  SH          Sole                  66,000
ELPASO CORP COM                  COM             28336L109     125      11,260  SH          Sole                  11,260
General Electric                 COM             369604103   2,629     182,300  SH          Sole                 182,300
GOLDMAN SACHS GROUP INC COM      COM             38141G104     656       5,000  SH          Sole                   5,000
GOOGLE, INC. CMN CLASS A         CL A            38259P508     414         930  SH          Sole                     930
GSI COMMERCE INC CMN             COM             36238G102  11,174     387,983  SH          Sole                 387,983
Intel Corporation                COM             458140100     558      28,677  SH          Sole                  28,677
INTL BUSINESS MACHINES CORP CM   COM             459200101     219       1,770  SH          Sole                   1,770
JPMORGAN CHASE & CO COM          COM             46625H100     312       8,538  SH          Sole                   8,538
LULULEMON ATHLETICA INC. CMN     COM             550021109     596      16,000  SH          Sole                  16,000
MSCI Inc. Class A                CL A            55354G100     333      12,161  SH          Sole                  12,161
Nektar Therapeutics              COM             640268108     181      15,000  SH          Sole                  15,000
PATRIOT NATL BANCORP INC CMN     COM             70336F104     629     376,850  SH          Sole                 376,850
PFIZER INC. CMN                  COM             717081103     400      28,045  SH          Sole                  28,045
Phase Forward, Inc.              COM             71721R406     250      15,000  SH          Sole                  15,000
PITNEY-BOWES INC CMN             COM             724479100   1,063      48,400  SH          Sole                  48,400
REYNOLDS AMERICAN INC. CMN       COM             761713106   2,697      51,750  SH          Sole                  51,750
THERMO FISHER SCIENTIFIC INC C   COM             883556102   1,001      20,406  SH          Sole                  20,406
WINDSTREAM CORPORATION CMN       COM             97381W104     278      26,318  SH          Sole                  26,318
WMS INDS INC COM                 COM             929297109   2,944      75,000  SH          Sole                  75,000
ALPINE GLOBAL PREMIER PPTYS FD   COM SBI         02083A103     170      31,516  SH          Sole                  31,516
Eaton Vance Tax-Mgd. Buy-Write   COM             27828Y108   8,184     626,659  SH          Sole                 626,659
iShares DJ Dividend Select Ind   DJ SEL DIV INX  464287168   5,194     122,420  SH          Sole                 122,420
IShares Russell 2000 Value - S   RUSL 2000 VALU  464287630   2,202      38,601  SH          Sole                  38,601
ISHARES RUSSELL 3000 INDEX FUN   RUSSELL 3000    464287689   2,404      39,360  SH          Sole                  39,360
ISHARES TR INDEX RUSSELL 2000    RUSSELL 2000    464287655   1,266      20,707  SH          Sole                  20,707
ISHARESTR RUSSELL 1000 VALUE I   RUSSELL1000VAL  464287598   1,502      27,700  SH          Sole                  27,700
ISHARESTR RUSSELL 3000 VALUE I   RUSL 3000 VALU  464287663     519       7,294  SH          Sole                   7,294
PowerShares QQQ Total Return S   UNIT SER 1      73935A104     705      16,500  SH          Sole                  16,500
S & P 500 Spyder Trust Series    UNIT SER 1 S&P  78462F103  19,403     187,980  SH          Sole                 187,980
SPDR S&P MidCap 400 ETF Trust    UTSER1 S&PDCRP  78467Y107   1,892      14,650  SH          Sole                  14,650
VODAFONE GROUP PLC NEW           SPONS ADR NEW   92857W209   1,067      51,600  SH          Sole                  51,600
BLACKROCK INTL GRWTH & INC TR    COM BENE INTER  092524107     207      23,590  SH          Sole                  23,590
EATON VANCE TAX MNG GBL DV EQT   COM             27829F108   1,708     178,671  SH          Sole                 178,671
EATON VANCE TXMGD GL BUYWR OPP   COM             27829C105   2,156     192,350  SH          Sole                 192,350
iPath MSCI India Index ETN       IPMS INDIA ETN  06739F291     316       4,930  SH          Sole                   4,930
iShares MSCI Emerging Markets    MSCI EMERG MKT  464287234   4,328     115,968  SH          Sole                 115,968
ISHARES TR-ISHARES MSCI EAFE I   MSCI EAFE IDX   464287465     525      11,282  SH          Sole                  11,282
ISHARES TR INDEX DJ US REAL ES   DJ US REAL EST  464287739     531      11,248  SH          Sole                  11,248
SIMON PROPERTY GROUP INC CMN     COM             828806109  68,182     844,364  SH          Sole                 844,364